                                             2001 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]

MAS Funds
  MARCH 31, 2001

  Advisory Portfolios

  Advisory Foreign Fixed Income Portfolio
  Advisory Foreign Fixed Income II Portfolio
  Advisory Mortgage Portfolio

MAS Funds is pleased to present the Semi-Annual Report for the Portfolios as of March 31, 2001.

Table of Contents

MAS OVERVIEW AND STATEMENT OF NET ASSETS
------------------------------------------

Advisory Foreign Fixed
Income Portfolio                                                               2
------------------------------------------

Advisory Foreign Fixed
Income II Portfolio                                                            4
------------------------------------------

Advisory Mortgage Portfolio                                                    6
------------------------------------------
STATEMENTS OF OPERATIONS                                                      13
------------------------------------------

STATEMENTS OF CHANGES IN
NET ASSETS                                                                    14
------------------------------------------

FINANCIAL HIGHLIGHTS                                                          15
------------------------------------------

NOTES TO FINANCIAL
STATEMENTS                                                                    18
------------------------------------------

                                                This semi-annual report contains
                                                certain investment return
                                                information. Past performance is
                                                not indicative of future results
                                                and the investment return and
                                                principal value of an investment
                                                will fluctuate so that an
                                                investor's shares, when
                                                redeemed, may be worth either
                                                more or less than their original
                                                cost.

                                                This report has been prepared
                                                for shareholders and may be
                                                distributed to others only if
                                                preceded or accompanied by a
                                                current prospectus.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign bond investments for core fixed-income portfolios managed by Miller Anderson & Sherrerd, LP. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality rating of B or better at the time of purchase. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

Investment results for this portfolio should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Investment Management Inc.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                         MAS ADVISORY FOREIGN FIXED INCOME
                                   ---------------------------------------------

                                                                             MAS Advisory    Salomon Broad
                                                                               Foreign           Index
                                                           -----------------------------------------------

                                                           Six Months            4.25%           7.42%
                                                           -----------------------------------------------

                                                           One Year              7.43%          12.57%
                                                           -----------------------------------------------

                                                           Five Years            9.20%           7.47%
                                                           -----------------------------------------------

                                                           Since Inception      10.08%           8.36%
                                                           -----------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Advisory Foreign Fixed Income Portfolio

                                    RATINGS        FACE
                                  (STANDARD      AMOUNT      VALUE
                                  & POOR'S)       (000)     (000)+
------------------------------------------------------------------
FIXED INCOME SECURITIES (97.1%)
==================================================================
DANISH KRONE (4.7%)
Kingdom of Denmark
  6.00%, 11/15/02                 AAA        DKK  2,595   $    312
  6.00%, 11/15/09                 AAA            76,750      9,703
------------------------------------------------------------------
Group Total                                                 10,015
==================================================================
EURO (92.4%)
Buoni Poliennali Del Tes
  4.25%, 11/1/09                  AA         EUR 50,600     42,148
Depfa Pfandbriefbank
  3.75%, 1/15/09                  AAA            11,900      9,604
  5.50%, 1/15/10                  AAA               900        809
  5.63%, 2/7/03                   AAA               441        396
Deutsche Bank, AG
  4.00%, 7/4/09                   AAA             9,000      7,384
Deutschland Republic
  4.00%, 7/4/09                   AAA            27,300     22,954
Eurohypo AG
  4/00%, 4/27/09                  AAA             9,400      7,679
European Investment Bank
  4.00%, 4/15/09                  AAA            12,350     10,156
Federal Home Loan Mortgage
  Corporation
  5.75%, 9/15/10                  Agy            46,250     42,460
Government of France O.A.T.
  4.00%, 10/25/09                 AAA            12,150     10,093
  8.50%, 4/25/03                  AAA             1,646      1,566
Kredit Wiederauf
  5.00%, 1/4/09                   AAA             8,550      7,538
Netherlands Government
  3.75%, 7/15/09                  AAA            12,350     10,112
  6.50%, 4/15/03                  AAA               394        361
Quebec Province
  5.13%, 1/4/09                   A+              5,300      4,621
Rheinische Hypothekenbank AG
  5.75%, 7/5/10                   AAA             9,800      8,951
Spanish Government
  5.15%, 7/30/09                  AA+            11,300     10,084
  5.25%, 1/31/03                  AA                298        266
Treuhandanstal
  7.38%, 12/2/02                  AAA             1,811      1,671
------------------------------------------------------------------
Group Total                                                198,853
==================================================================
TOTAL FIXED INCOME SECURITIES
  (Cost $214,217)                                          208,868
==================================================================
CASH EQUIVALENTS (0.4%)
==================================================================
REPURCHASE AGREEMENT (0.4%)
Chase Securities, Inc. 5.05%
  dated 3/30/01, due 4/2/01 to
  be repurchased at $799
  collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28, valued at
  $800 (Cost $799)                                 $799   $    799
------------------------------------------------------------------
TOTAL INVESTMENTS (97.5%) (Cost
  $215,016)                                                209,667
==================================================================

                                                   FACE
                                                 AMOUNT      VALUE
                                                  (000)     (000)+
------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.5%)
Foreign Currency (Cost $1)                                       1
Receivable for Investments Sold                                786
Interest Receivable                                          5,515
Receivable for Fund Shares Sold                              1,067
Other Assets                                                    18
Payable for Bank Overdraft                                     (45)
Payable for Investments
  Purchased                                                 (1,177)
Payable for Investment Advisory
  Fees                                                          (1)
Payable for Administrative Fees                                (14)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                  (18)
Unrealized Loss on Forward
  Foreign Currency Contracts                                   (64)
Payable for Fund Shares Redeemed                              (750)
Other Liabilities                                              (33)
                                                          --------
                                                             5,285
------------------------------------------------------------------
NET ASSETS (100%)                                         $214,952
==================================================================
==================================================================
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 57,099,261
  outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                            $214,952
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $   3.76
==================================================================
NET ASSETS CONSIST OF:
  Paid-in Capital                                         $218,793
  Undistributed Net Investment
    Income (Loss)                                            1,400
  Undistributed Realized Net
    Gain (Loss)                                                478
  Unrealized Appreciation
    (Depreciation) on:
    Investment Securities                                   (5,349)
    Foreign Currency
      Transactions                                            (370)
------------------------------------------------------------------
NET ASSETS                                                $214,952
==================================================================

+ See Note A1 to Financial Statements

    The accompanying notes are an integral part of the financial statements.   3

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

The Advisory Foreign Fixed Income II Portfolio is used as a vehicle for making opportunistic foreign bond investments for core fixed-income portfolios managed by Miller Anderson & Sherrerd, LP. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality rating of BBB or better at the time of purchase. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

Investment results for this portfolio should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Investment Management Inc.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                       MAS ADVISORY FOREIGN FIXED INCOME II
                                   ---------------------------------------------

                                                                             MAS Advisory    Salomon Broad
                                                                              Foreign II         Index
                                                           -----------------------------------------------

                                                           Six Months            3.77%           7.42%
                                                           -----------------------------------------------

                                                           Since Inception       5.64%          11.01%
                                                           -----------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Advisory Foreign Fixed Income II
                                   Portfolio commenced operations on 6/20/00.
                                   Total returns are compared to the Salomon
                                   Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Advisory Foreign Fixed Income II Portfolio

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT     VALUE
                                   & POOR'S)      (000)    (000)+
-----------------------------------------------------------------
FIXED INCOME SECURITIES (88.5%)
=================================================================
DANISH KRONE (4.3%)
Kingdom of Denmark
  6.00%, 11/15/02                  AAA         DKK  405   $    49
  6.00%, 11/15/09                  AAA           12,400     1,567
-----------------------------------------------------------------
Group Total                                                 1,616
=================================================================
EURO (84.2%)
Buoni Poliennali Del Tes
  4.25%, 11/1/09                   AA         EUR 8,450     7,038
Depfa Pfandbriefbank
  3.75%, 1/15/09                   AAA            1,975     1,594
  5.50%, 1/15/10                   AAA              225       202
  5.63%, 2/7/03                    AAA               70        63
Deutsche Bank AG
  4.00%, 7/4/09                    AAA              750       615
Deutschland Republic
  4.00%, 7/4/09                    AAA            4,650     3,910
Eurohypo AG
  4.00%, 4/27/09                   AAA            1,225     1,001
European Investment Bank
  4.00%, 4/15/09                   AAA            2,000     1,645
Federal Home Loan Mortgage
  Corporation
  5.75%, 9/15/10                   Agy            7,750     7,115
Government of France O.A.T.
  4.00%, 10/25/09                  AAA            1,975     1,641
  8.50%, 4/25/03                   AAA              260       247
Kredit Wiederauf
  5.00%, 1/4/09                    AAA            1,050       926
Netherlands Government
  3.75%, 7/15/09                   AAA            2,000     1,638
  6.50%, 4/15/03                   AAA               60        55
Quebec Province
  5.13%, 1/4/09                    A+               400       349
Rheinische Hypothekenbank AG
  5.75%, 7/5/10                    AAA            1,425     1,301
Spanish Government
  5.15%, 7/30/09                   AA+            1,850     1,651
  5.25%, 1/31/03                   AA                45        40
Treuhandanstal
  7.38%, 12/2/02                   AAA              285       263
-----------------------------------------------------------------
Group Total                                                31,294
=================================================================
TOTAL FIXED INCOME SECURITIES
  (Cost $33,711)                                           32,910
=================================================================

                                                   FACE
                                                 AMOUNT     VALUE
                                                  (000)    (000)+
-----------------------------------------------------------------
CASH EQUIVALENTS (9.6%)
=================================================================
REPURCHASE AGREEMENT (9.6%)
Chase Securities, Inc. 5.05%,
  dated 3/30/01 due 4/02/01 to be
  repurchased at $3,584
  collateralized by various U.S.
  Government Obligation, due
  2/21/22-11/15/28, valued at
  $3,587 (Cost $3,583)                           $3,583   $ 3,583
-----------------------------------------------------------------
TOTAL INVESTMENTS (98.1%) (Cost
  $37,294)                                                 36,493
=================================================================
OTHER ASSETS AND LIABILITIES (1.9%)
Receivable for Investments Sold                             3,697
Interest Receivable                                           880
Payable for Bank Overdraft                                     (1)
Payable for Investments Purchased                          (3,801)
Payable for Administrative Fees                                (2)
Unrealized Loss on Forward
  Foreign Currency Contracts                                  (72)
Other Liabilities                                              (4)
                                                          -------
                                                              697
-----------------------------------------------------------------
NET ASSETS (100%)                                         $37,190
=================================================================
=================================================================
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 3,585,058
  outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                            $37,190
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $ 10.37
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                         $37,869
  Undistributed Net Investment
    Income (Loss)                                             283
  Undistributed Realized Net Gain
    (Loss)                                                     52
  Unrealized Appreciation
    (Depreciation) on:
    Investment Securities                                    (801)
    Foreign Currency Transactions                            (213)
-----------------------------------------------------------------
NET ASSETS                                                $37,190
=================================================================

+ See Note A1 to Financial Statements

    The accompanying notes are an integral part of the financial statements.   5

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

Portfolio Overview (unaudited)

ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd, LP. The Portfolio invests in a broad range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities, and is managed as one component of a diversified portfolio. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. Derivatives may be used to pursue portfolio strategy.

Investment results for this portfolio should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Investment Management Inc.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                               MAS ADVISORY MORTGAGE
                                   ---------------------------------------------

                                                                                 MAS Advisory    Lehman Mortgage
                                                                                   Mortgage           Index
                                                           -----------------------------------------------------

                                                           Six Months                6.76%            6.72%
                                                           -----------------------------------------------------

                                                           One Year                 13.25%           12.64%
                                                           -----------------------------------------------------

                                                           Five Years                7.52%            7.59%
                                                           -----------------------------------------------------

                                                           Since Inception           7.89%            7.94%
                                                           -----------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS

                                            STATEMENT OF NET ASSETS (UNAUDITED)

[MORGAN STANLEY LOGO]

Advisory Mortgage Portfolio

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
FIXED INCOME SECURITIES (126.0%)
====================================================================
AGENCY FIXED RATE MORTGAGES (107.4%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
  6.75%, 12/1/05                   Agy       $       25   $       26
  8.00%, 3/1/07 -- 9/1/08          Agy              459          478
  8.25%, 10/1/06 -- 7/1/08         Agy              512          532
  8.50%, 7/1/30                    Agy            2,663        2,776
  8.75%, 4/1/08                    Agy               90           96
  9.00%, 10/1/16 -- 4/1/21         Agy            5,607        6,005
  9.50%, 11/1/16 -- 12/1/22        Agy           21,571       23,283
  10.00%, 1/1/09 -- 4/1/25         Agy           27,743       30,254
  10.25%, 1/1/09 -- 9/1/16         Agy               92          100
  10.50%, 7/1/09 -- 3/1/27         Agy           12,061       13,293
  11.00%, 2/1/11 -- 9/1/20         Agy            8,157        9,090
  11.25%, 6/1/10 -- 5/1/14         Agy               39           43
  11.50%, 1/1/07 -- 6/1/20         Agy            3,295        3,733
  11.75%, 3/1/11 -- 4/1/15         Agy              327          369
  12.00%, 6/1/10 -- 7/1/20         Agy            5,887        6,582
  12.50%, 10/1/09 -- 7/1/19        Agy              400          453
  13.00%, 9/1/10 -- 11/1/13        Agy               33           37
  13.50%, 12/1/09 -- 2/1/10        Agy               45           51
  Gold Pools:
  7.50%, 12/1/30                   Agy            3,890        3,978
  8.00%, 5/1/30 -- 12/1/30         Agy              298          306
  8.50%, 1/1/29 -- 1/1/31          Agy          505,636      527,104
  9.00%, 8/1/26 -- 1/1/31          Agy          112,760      118,014
  10.00%, 6/1/17                   Agy              762          834
  April TBA
  7.00%, 4/1/30                    Agy          318,000      322,223
  7.50%, 4/1/31                    Agy          342,400      350,193
  8.00%, 4/1/31                    Agy          648,700      669,478
  May TBA
  7.00%, 5/1/30                    Agy           20,000       20,265
Federal National Mortgage
  Association,
  Conventional Pools:
  7.00%, 3/1/11                    Agy            1,971        2,024
  7.50%, 6/1/24 -- 8/1/24          Agy            1,479        1,521
  8.00%, 10/1/07 -- 12/1/16        Agy               71           74
  8.50%, 10/1/06 -- 3/1/31         Agy        1,433,937    1,491,787
  9.00%, 6/1/18 -- 1/1/30          Agy           14,675       15,674
  9.50%, 7/1/17 -- 5/1/28          Agy           59,471       64,214
  10.00%, 3/1/06 -- 4/1/27         Agy           48,502       53,038
  10.50%, 9/1/05 -- 2/1/28         Agy           14,246       15,784
  10.75%, 11/1/07 -- 6/1/13        Agy               68           77
  11.00%, 5/1/11 -- 11/1/20        Agy            3,078        3,460
  11.25%, 1/1/11 -- 1/1/16         Agy              225          253
  11.50%, 2/1/11 -- 9/1/25         Agy            2,513        2,848
  12.00%, 9/1/10 -- 5/1/20         Agy            3,629        4,139
  12.50%, 9/1/09 -- 9/1/15         Agy            2,782        3,208
  12.75%, 7/1/14                   Agy                5            6
  14.00%, 9/1/11                   Agy               30           34
  14.50%, 1/1/13                   Agy               22           25
  April TBA
  7.50%, 4/25/29                   Agy          330,625      337,889
  8.00%, 4/25/29                   Agy           72,900       75,166
  8.50%, 4/1/30 -- 4/1/31          Agy          656,775      671,484
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
  6.00%, 8/20/27                   Tsy            6,748        6,847
  6.375%, 3/20/25                  Tsy            3,659        3,694
  6.50%, 1/20/28                   Tsy           21,553       21,703
  6.625%, 9/20/27                  Tsy           12,868       13,061
  6.875%, 1/20/25 -- 6/20/26       Tsy           76,318       77,284
  7.00%, 2/20/25 -- 11/20/25       Tsy          134,974      136,907
  7.125%, 7/20/25 -- 9/20/27       Tsy           37,823       38,382

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
  7.375%, 1/20/25 -- 6/20/26       Tsy       $   30,223   $   30,567
  7.625%, 12/20/25 -- 12/20/27     Tsy           89,491       90,908
  7.75%, 7/20/25                   Tsy            8,310        8,455
  10.50%, 8/20/16 -- 12/20/16      Tsy              101          109
  11.00%, 11/20/19                 Tsy               91          100
  11.50%, 10/20/15                 Tsy               30           33
  Various Pools:
  6.00%, 2/20/27                   Tsy            6,204        6,251
  6.50%, 2/20/28                   Tsy              453          456
  6.875%, 4/20/25                  Tsy              743          753
  7.00%, 9/15/23 -- 3/15/30        Tsy          299,080      304,177
  7.50%, 6/15/29                   Tsy              275          279
  8.50%, 7/15/08 -- 3/15/20        Tsy           14,943       15,760
  9.00%, 10/15/17 -- 11/15/24      Tsy           82,550       88,349
  9.50%, 7/15/09 -- 9/15/28        Tsy          172,984      187,519
  10.00%, 10/15/17 -- 10/15/28     Tsy          249,419      273,461
  10.50%, 1/15/13 -- 4/15/25       Tsy           48,037       53,348
  11.00%, 12/15/09 -- 1/15/29      Tsy           63,235       71,159
  11.50%, 12/15/09 -- 11/15/19     Tsy            3,058        3,467
  12.00%, 11/15/12 -- 5/15/16      Tsy            6,061        6,974
  12.50%, 5/15/10 -- 7/15/15       Tsy              373          433
  13.00%, 1/15/11 -- 11/15/13      Tsy              205          238
  13.50%, 5/15/10 -- 9/15/14       Tsy              133          154
  April TBA
  7.00%, 4/1/30                    Tsy        1,132,750    1,150,444
--------------------------------------------------------------------
Group Total                                                7,443,573
====================================================================
ASSET BACKED CORPORATES (9.9%)
Advanta Mortgage Loan Trust,
  Series
  99-3 A1 6.81%, 5/25/14           AAA           11,388       11,387
AFG Receivables Trust, Series 97-
  A A 6.35%, 10/15/02              AAA               22           22
Arcadia Automobile Receivables
  Trust, Series:
  97-C A4 6.375%, 1/15/03          AAA           14,147       14,207
  97-D A3 6.20%, 5/15/03           AAA           16,450       16,527
Banc One Home Equity Trust,
  Series 99-1 A1 6.06%, 1/25/12    AAA              142          142
BMW Vehicle Owner Trust, Series:
  99-A A2 6.16%, 12/25/01          AAA            2,943        2,946
  99-A A3 6.41%, 4/25/03           AAA            2,300        2,317
Capital Auto Receivables Asset
  Trust, Series:
  99-1 A2 5.58%, 6/15/02           AAA              663          664
  +00-1 A2 5.43%, 9/15/03          Aaa           38,600       38,818
Centex Home Equity, Series 99-2
  A1 5.91%, 4/25/19                AAA              271          271
Chase Manhattan Auto Owner Trust,
  Series 98-C A4 5.85%, 5/15/03    AAA              318          320
Chevy Chase Auto Receivables
  Trust, Series 97-4 A 6.25%,
  6/15/04                          AAA            4,039        4,071
CIT RV Trust, Series 99-A A1
  5.33%, 12/15/05                  AAA               84           84
+COMED Transitional Funding
  Trust, Series
  98-1 A3 5.34%, 3/25/04           Aaa              450          451
Conseco Finance, Series 99-H AF1
  6.45%, 11/15/29                  AAA           18,995       19,039
CPS Auto Grantor Trust, Series
  97-2 A 6.65%, 10/15/02           AAA            1,222        1,223
Daimler Benz Auto Grantor Trust,
  Series
  97-A A 6.05%, 3/31/05            AAA            2,657        2,658
Daimler Benz Vehicle Trust,
  Series
  98-A A3 5.16%, 1/20/03           AAA            6,423        6,427

    The accompanying notes are an integral part of the financial statements.   7

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Advisory Mortgage Portfolio

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
Daimler Chrysler Auto Trust,
  Series:
  00-C A2 6.81%, 7/6/03            AAA       $    7,275   $    7,357
  00-E A2 6.21%, 12/8/03           AAA           30,750       31,100
EQCC Home Equity Loan Trust,
  Series:
  +96-2 A3 7.125%, 12/15/10        Aaa              122          123
  99-1 A1F 5.77%, 5/20/10          AAA           11,838       11,819
  99-2 A1F 6.05%, 1/25/10          AAA           14,881       14,851
  99-3 A1F 6.55%, 4/25/10          AAA           50,397       50,420
First Security Auto Grantor
  Trust, Series 98-A A 5.97%,
  4/15/04                          AAA            8,960        8,992
First Security Auto Owner Trust,
  Series 00-2 A 6.80%, 8/15/03                   36,417       36,814
FleetBoston Home Equity Loan
  Trust, Series 98-2 A1 6.28%,
  11/25/10                         AAA              137          137
Ford Credit Auto Owner Trust,
  Series:
  99-C A3 5.77%, 11/15/01          AAA
  99-C A4 6.08%, 9/16/02           AAA           46,571       46,752
  99-D A3 6.20%, 4/15/02           AAA           31,023       31,081
  00-E A3 6.74%, 12/15/02          AAA           69,549       70,158
  01-A A3 5.35%, 7/15/03           AAA              960          965
+GE Capital Mortgage Services,
  Inc., Series
  99-HE3 A1 6.87%, 9/25/08         Aaa           12,798       12,768
Green Tree Financial Corp.,
  Series:
  99-1 A1 5.60%, 3/1/30            AAA            1,428        1,429
  99-3 A2 5.51%, 2/1/31            AAA               46           46
  99-5 A1 6.27%, 4/1/31            AAA           11,759       11,798
Green Tree Home Equity Loan
  Trust, Series:
  99-D A1 6.29%, 10/15/13          AAA            2,158        2,161
  99-E A1 6.32%, 8/15/30           AAA            3,846        3,848
Greenpoint Manufactured Housing,
  Series:
  99-1 A1 5.78%, 12/15/09          AAA           18,063       18,068
  99-3 I A1 5.013%, 5/25/29        AAA           21,162       21,156
  99-5 A1 6.75%, 4/25/01           AAA            7,858        7,897
Harley-Davidson Eaglemark
  Motorcycle Trust, Series:
  98-3 A1 5.41%, 3/15/03           AAA              888          888
  99-1 A1 5.25%, 7/15/03           AAA              297          297
  99-2 A1 5.84%, 10/15/03          AAA               50           50
  99-3 A1 6.22%, 2/15/04           AAA           16,140       16,265
HFC Home Equity Loan, Series 99-
  1 A1 6.83%, 12/20/16             N/R           23,315       23,380
*Long Beach Acceptance Auto
  Grantor Trust, Series:
  97-2 A 6.69%, 9/25/04            AAA            2,643        2,646
  98-1 A 6.19%, 1/25/05            AAA            3,573        3,571
MMCA Automobile Trust, Series
  99-2 A1 6.30%, 6/15/02           AAA            6,624        6,631
  *New Holland Equipment
    Receivables Trust, Series
    99-A A2 6.39%, 10/15/02        AAA           13,904       13,929
Nissan Auto Receivables Owner
  Trust, Series:
  99-A A2 6.12%, 9/15/03           AAA           10,525       10,533
  01-A A2 5.34%, 8/15/03           AAA           29,230       29,392
Oakwood Mortgage Investors, Inc.,
  Series:
  97-A A3 6.65%, 5/15/27           AAA              326          326
  +##99-B A1 5.689%, 5/15/09       Aaa               79           79
Onyx Acceptance Grantor Trust,
  Series:
  97-2 A 6.35%, 10/15/03           AAA              102          103
  97-3 A 6.35%, 1/15/04            AAA               95           96
Option One Mortgage Loan Trust,
  Series 99-2 A1 5.88%, 5/25/29    AAA              214          213
Premier Auto Trust, Series 99-1
  A3 5.69%, 11/8/02                AAA              808          811

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
Residential Asset Securities
  Corp., Series:
  ##99-KS2 AI1 5.63%, 4/25/14      AAA       $      533   $      533
  +01-KS1 AI1 5.593%, 7/25/16      Aaa           31,000       31,010
##Salomon Brothers Mortgage
  Securities VII, Series 96-6E A1
  5.83%, 3/30/25                   AAA            3,023        3,019
Saxson Asset Securities Trust,
  Series 99-2 AF1 4.993%, 3/25/14  AAA            5,424        5,423
Toyota Auto Receivables Owner
  Trust, Series 01-A A2 5.38%,
  12/15/03                         AAA           21,715       21,847
USAA Auto Loan Grantor Trust,
  Series 97-1 A 6.00%, 5/15/04     AAA              264          263
--------------------------------------------------------------------
Group Total                                                  682,619
====================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series:
  96-3 A IO 1.00%, 10/25/26        AAA            9,415          112
  *96-3 A YMA 10/25/26             N/R            8,881            1
Contimortgage Home Equity Loan
  Trust, Series:
  96-3 A9 IO 1.30%, 9/15/27        AAA           53,594          654
  *96-3 A9 YMA 9/15/27             AAA           59,964            5
  96-3 IO IO 0.90%, 9/15/27        AAA           10,082           53
  *96-3 IO YMA 9/15/27             AAA           12,721            1
  96-4 A11 IO 1.10%, 1/15/28       AAA            5,218           65
  *96-4 A11 YMA 1/15/28            AAA            5,318            1
  *96-4 A12 IO 1.05%, 1/15/28      AAA              835            7
  @96-4 A12 YMA 1/15/28            AAA              867           --
  97-1 A10 YMA 1.10%, 3/15/28      N/R            6,425            4
  97-1 A10 IO 1.10%, 3/15/28       AAA            6,297           87
--------------------------------------------------------------------
Group Total                                                      990
====================================================================
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (5.5%)
Collateralized Mortgage
  Obligation Trust, Series
  86-13 Q Inv Fl 14.465%, 1/20/03  AAA               81           81
Federal Home Loan
  Mortgage Corporation, Series:
  13-B IO REMIC 10.00%, 6/1/20     Agy              794          161
  16-B IO REMIC 10.00%, 6/1/20     Agy              435           88
  18-B IO REMIC 10.00%, 5/1/20     Agy              238           48
  63 SA IO 1.50%, 6/17/27          Agy           16,872          499
  88-17 I PAC-1 (11) 9.90%,
    10/15/19                       Agy            2,580        2,744
  88-22 C PAC (11) 9.50%, 4/15/20  Agy            1,142        1,203
  88-23 F PAC-1 (11) 9.60%,
    4/15/20                        Agy              944          998
  89-39 F PAC-2 (11) 10.00%,
    5/15/20                        Agy            1,404        1,498
  89-47 F PAC-1 (12) REMIC
    10.00%, 6/15/20                Agy              990        1,052
  89-110 F PAC 8.55%, 1/15/21      Agy              410          428
  90-164 B12 REMIC 9.50%, 7/15/21  Agy            3,000        3,217
  92-89 SQ Inv Fl IO PAC (11)
    3.95%, 6/25/22                 Agy                2          185
  186 IO 8.00%, 8/1/27             Agy           22,072        4,081
  191 IO 8.00%, 1/1/28             Agy           39,765        7,327
  207 IO 7.00%, 4/1/30             Agy           73,140       13,737
  1364-B Inv Fl IO REMIC 5.036%,
    9/15/07                        Agy            4,121          501
  1364-E Inv Fl IO 10.016%,
    9/15/07                        Agy            4,951          917

 8  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
  1369-S Inv Fl IO REMIC 4.313%,
    9/15/07                        Agy       $    4,037   $      318
  ##1377-F REMIC 5.688%, 9/15/07   Agy            3,493        3,511
  1381-SB Inv Fl IO 8.216%,
    10/15/07                       Agy            1,897          370
  1395-S Inv Fl IO 3.836%,
    10/15/22                       Agy           13,882        1,412
  1415-S Inv Fl IO 16.938%,
    11/15/07                       Agy              122           48
  1463-B Inv Fl IO 3.163%,
    1/15/23                        Agy           14,476          915
  1476-S Inv Fl IO REMIC PAC
    3.736%, 2/15/08                Agy            1,312          110
  1485-S Inv Fl IO REMIC 4.413%,
    3/15/08                        Agy            1,304          100
  ##1506-SD IO 3.313%, 5/15/08     Agy              424           20
  1600-SA Inv Fl IO REMIC 2.813%,
    10/15/08                       Agy           10,377          581
  1621-SD Inv Fl 5.944%, 11/15/23  Agy            3,505        2,976
  1634-SC Inv Fl 6.20%, 12/15/23   Agy            4,000        3,372
  ##1710-D IO 5.638%, 6/15/20      Agy           16,692       16,732
  ##1809-SC IO 2.036%, 12/15/23    Agy           96,912        8,944
  1887 SC Inv Fl IO 9.67%,
    3/15/24                        Agy           36,700       12,669
  1911 C PO 11/15/23               Agy            7,247        6,013
  1936-A IO PAC 1.00%, 2/15/27     Agy           73,359        1,533
  ##2006-FA REMIC 5.586%,
    10/15/23                       Agy            1,605        1,607
  2006-I IO 8.00%, 10/15/12        Agy            2,376          386
  2171 B 6.28%, 6/25/09            Agy              985          996
  2182-AD Inv Fl IO 2.336%,
    9/15/25                        Agy          328,544        6,867
  2186-SY Inv Fl IO 3.236%,
    4/15/28                        Agy           39,560        2,156
  2193-B Inv Fl IO 3.236%,
    9/15/27                        Agy          145,551        6,040
  2198 SA 2.836%, 6/15/28          Agy           98,777        4,336
  E2 F 5.988%, 2/15/24             Agy            8,734        8,703
  G92-52 SQ Inv Fl IO REMIC
    7290.969%, 9/25/22             Agy               16        2,514
Federal Home Loan Mortgage
  Corporation, Pass-Through
  Securities, Series T-31 A1
  5.714%, 6/25/15                  Agy           22,821       22,829
Federal National Mortgage
  Association, Series:
  43-2 IO 9.50%, 9/1/18            Agy               16            4
  89-22 G PAC (11) 10.00%,
    5/25/19                        Agy            2,349        2,555
  89-86 E PAC (11) 8.75%,
    11/25/19                       Agy               75           77
  89-92 G PAC (11) 8.60%,
    12/25/04                       Agy              492          506
  90-106 J PAC 8.50%, 9/25/20      Agy              570          599
  90-118 S Inv Fl REMIC 26.006%,
    9/25/20                        Agy              170          261
  92-186 S Inv Fl IO 3.186%,
    10/25/07                       Agy            2,093          138
  ##92-43 FC REMIC 5.66%,
    10/25/21                       Agy              829          831
  93-9 SB Inv Fl IO 8.254%,
    1/25/23                        Agy            6,177        1,838
  ##94-73 F 5.563%, 12/25/20       Agy              131          131
  ##94-97 FC REMIC 5.763%,
    3/25/24                        Agy           10,798       10,866
  96-14 PC PO 8.00%, 12/25/23      Agy            4,709        3,819
  96-68 SC Inv Fl IO REMIC 3.16%,
    1/25/24                        Agy            6,607          663
  ##97-24 FG REMIC 5.61%, 9/18/22  Agy              113          114
  97-30 SP Inv Fl REMIC
    2490.686%, 4/25/22             Agy               11          830
  97-42 SG Inv Fl IO 2.938%,
    7/18/27                        Agy           19,399          920
  97-53 PI IO PAC 8.00%, 8/18/27   Agy            4,527          800
  97-57 PJ IO 7.50%, 10/18/26      Agy           20,512        2,894

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
  97-57 PV IO 8.00%, 9/18/27       Agy       $   56,700   $   11,672
  97-59 JA IO 8.00%, 7/18/27       Agy            7,000        2,125
  97-61 PK IO REMIC 8.00%,
    8/18/27                        Agy           15,000        3,793
  ##97-70 FA REMIC PAC (11)
    5.513%, 7/18/20                Agy            1,281        1,281
  ##98-22 FA REMIC PAC (11)
    5.456%, 4/18/28                Agy           47,286       47,090
  98-22 SA Inv Fl IO 3.54%,
    4/18/28                        Agy           56,155        3,633
  98-66 QH Inv Fl IO 3.261%,
    5/25/26                        Agy           25,545          649
  98-66 QK Inv Fl IO 3.261%,
    12/25/28                       Agy           24,291        2,417
  99-42 SA IO SA INV Fl IO 3.15%,
    10/25/28                       Agy           62,528        3,151
  195 IO 7.50%, 4/1/28             Agy           22,542        4,244
  207 2 IO 8.00%, 2/1/23           Agy            8,662        1,627
  264 2 IO 8.00%, 7/1/24           Agy           33,608        6,196
  267 2 IO 8.50%, 10/1/24          Agy           29,556        5,288
  270 2 IO 8.50%, 9/1/23           Agy           26,353        5,077
  274 2 IO 8.50%, 10/1/25          Agy           34,607        6,191
  277 2 IO 7.50%, 4/1/27           Agy           19,280        3,594
  281-2 IO 9.00%, 11/1/26          Agy           26,949        5,377
  291-2 IO 8.00%, 11/1/27          Agy           21,679        3,927
  296 2 IO 8.00%, 4/1/24           Agy            1,008          194
  306 IO NTL STP 8.00%, 5/1/30     Agy          165,569       25,024
  2163-SA Inv Fl IO 2.10%,
    6/15/29                        Agy          138,675        3,231
  00-23 SB IO 3.45%, 7/25/30       Agy            6,045          305
  G92-53 S Inv Fl IO REMIC
    3.769%, 9/25/22                Agy            1,729        1,260
  ##G93-11 FA 8.254%, 12/25/08     Agy            6,604        6,626
Government National Mortgage
  Association, Series:
  96-12 S Inv Fl IO REMIC 2.875%,
    6/16/26                        Tsy           16,426        1,071
  96-13 S Inv Fl IO REMIC 3.525%,
    7/16/11                        Tsy            9,281          757
  97-14 SB Inv FI IO 2.375%,
    9/16/27                        Tsy              900           68
  99-29 SD Inv Fl IO 2.85%,
    3/16/26                        Tsy           51,285        2,380
  99-30 SA Inv FI IO 3.43%,
    8/16/29                        Tsy            4,180          250
  99-30 SA Inv Fl IO 2.80%,
    4/16/29                        Tsy          269,845       14,707
  99-32 SB Inv Fl IO REMIC 2.43%,
    7/16/27                        Tsy          206,416       10,156
  99-34 SB Inv Fl IO 2.85%,
    7/16/27                        Tsy            3,287          156
  99-43 UN Inv Fl IO 2.85%,
    11/16/29                       Tsy          166,401        8,952
  99-43 UO Inv Fl IO 1.15%,
    11/16/29                       Tsy          166,401        3,611
  97-13 SB Inv Fl IO 2.375%,
    9/16/27                        Tsy           30,750        2,316
+Kidder Peabody Mortgage Assets
  Trust, Series 87 B IO CMO
  9.50%, 4/22/18                   Aaa              134           26
--------------------------------------------------------------------
Group Total                                                  381,091
====================================================================
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- NON-AGENCY
  COLLATERAL SERIES (0.7%)
American Housing Trust, Series:
  IV 2 C 9.553%, 9/25/20           A              1,611        1,653
  V 1G 9.125%, 4/25/21             AAA            4,531        4,584
(sec.)Chase Mortgage Finance
  Corp., Series 93-1 B2 7.911%,
  3/28/24 (acquired 4/28/95-
  12/21/99, cost $4,710)           N/R            4,812        4,820

    The accompanying notes are an integral part of the financial statements.   9

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Advisory Mortgage Portfolio

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
Countrywide Funding Corp., Series
  95-4 M 7.50%, 9/25/25            AA        $    6,033   $    6,112
GE Capital Mortgage Services,
  Inc., Series 94-14 A7 7.50%,
  4/25/24                          AAA            4,000        4,135
Mid-State Trust II, Series 88-2
  A4 9.625%, 4/1/03                AAA           24,300       25,085
Sears Mortgage Securities, Series
  89-A 1 9.00%, 9/25/19            N/R               36           36
--------------------------------------------------------------------
Group Total                                                   46,425
====================================================================
COMMERCIAL MORTGAGES (2.4%)
American Southwest Financial
  Securities Corp., Series:
  93-2 A1 7.30%, 1/18/09           N/R            7,453        7,685
  ##93-2 S1 IO 1.13%, 1/18/09      N/R           51,493        1,264
  93-2 S2 IO 0.70%, 1/18/09        N/R           14,613          222
+##Asset Securitization Corp.,
  Series
  97-D5 PS1 IO 1.045%, 2/14/41     Aaa          152,648       11,821
*Carousel Center Finance, Inc.,
  Series:
  1 A1 6.828%, 11/15/07            AA             4,925        5,024
  1 B 7.188%, 10/15/07             A             17,175       17,562
  1 C 7.527%, 11/15/07             BBB+             686          698
*Creekwood Capital Corp., Series
  95-1A 8.47%, 3/16/15             AA             6,431        7,132
*Crystal Run Properties, Inc.,
  Series A 7.393%, 8/15/11         AA            15,900       16,535
*CVM Finance Corp. 7.19%, 3/1/04   AA            22,886       23,813
*DLJ Mortgage Acceptance Corp.,
  Series 97-CF1 S IO 1.058%,
  3/15/17                          AAA           95,180        3,678
+##GMAC Commercial Mortgage
  Securities, Inc., Series:
  96-C1 X2 IO 1.967%, 3/15/21      Aaa           72,916        4,292
  97-C2 X IO 1.255%, 4/15/27       Aaa          360,846       16,841
##GS Mortgage Securities Corp.
  II, Series:
  @+97-GL X1A IO 0.651%, 7/13/30   Aaa           27,496           --
  +97-GL1 X2 IO 0.697%, 7/13/30    Aaa           55,048        1,940
+Midland Realty Acceptance Corp.,
  Series
  96-C2 A1 7.02%, 1/25/27          Aaa              682          690
Nomura Asset Securities Corp.,
  Series:
  ##94-MD1 A2 7.676%, 3/15/18      N/R            3,796        3,796
  ##94-MD1 A3 8.857%, 3/15/18      N/R            5,265        5,267
*Park Avenue Finance Corp.,
  Series 97-C1 A1 7.58%, 5/12/12   N/R           10,502       11,184
*Prime Property Fund, Series 1 A
  6.633%, 7/23/03                  AA            15,918       15,977
*Stratford Finance Corp.
  6.776%, 2/1/04                   AA             9,400        9,632
##Structured Asset Securities
  Corp., Series:
  96-CFL X1 IO 1.586%, 2/25/28     N/R           45,771        2,696
  96-CFL X1A IO 0.734%, 2/25/28    N/R           24,573           93
  96-CFL X2 IO 1.087%, 2/25/28     N/R            9,618          139
--------------------------------------------------------------------
Group Total                                                  167,981
====================================================================
NON-AGENCY FIXED RATE MORTGAGES
  (0.1%)
+BA Mortgage Securities, Inc.,
  Series
  97-1 A2 5.55%, 7/25/26           Aaa               48           48
California Federal Savings &
  Loan, Series 86-1A 8.80%,
  1/1/14                           AA                31           31
(sec.)Coast Federal, Series 84-3
  7.941%, 3/1/06 (acquired
  4/28/95, cost $37)               N/R               37           37

                                     RATINGS       FACE
                                   (STANDARD     AMOUNT        VALUE
                                   & POOR'S)      (000)     (000)(+)
--------------------------------------------------------------------
sec.First Federal Savings & Loan
  Association, Series 92-C 8.75%,
  6/1/06 (acquired
  4/28/95-8/28/97, cost $48)       AA        $       80   $       80
##(sec.)Fortune Mortgage Corp.
  Participation Certificate,
  Series 7.779%, 8/1/99 acquired
  7/30/96-2/3/98, cost $11)        N/R               11           11
Gemsco Mortgage Pass Through
  Certificate, Series 87-A
  8.635%, 11/25/10                 AA               356          367
(sec.)Household Bank, Series 85-1
  CMO 7.94%, 5/1/02 (acquired
  5/31/95, cost $74)               N/R               73           73
##Resolution Trust Corp., Series
  92-5 C CMO 8.613%, 1/25/26       AA             2,447        2,447
Ryland Acceptance Corp. IV,
  Series 79-A 6.65%, 7/1/11        AA             3,713        3,774
Sears Mortgage Securities, Series
  82-3 10.00%, 11/1/12             AA               116          116
(sec.)Shearson American Express,
  Series A CMO 9.625%, 12/1/12
  (acquired 4/28/95-6/29/98, cost
  $265)                            AA               257          257
(sec.)Virginia Beach Federal
  Savings & Loan Participation
  Certificate 6.90%, 3/1/01
  (acquired 3/27/97, cost $64)     N/R               67           66
--------------------------------------------------------------------
Group Total                                                    7,307
--------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $8,722,549)                                        8,729,986
====================================================================
                                                 SHARES
                                             ----------
PREFERRED STOCK (1.4%)
--------------------------------------------------------------------
  MORTGAGE -- OTHER
  *+Home Ownership Funding Corp.
  13.331% (Cost $90,378)           Aaa          126,975       96,151
====================================================================
                                                   FACE
                                                 AMOUNT
                                                  (000)
                                             ----------
STRUCTURED INVESTMENT (0.0%) --
  SEE NOTE A6
--------------------------------------------------------------------
Morgan Guaranty Trust Co.,
  11/20/05; monthly payments
  equal to 1% per annum of the
  outstanding notional balance,
  indexed to GNMA ARM pools (Cost
  $6,097)                          N/R       $  108,190        1,610
====================================================================
CASH EQUIVALENTS (24.1%)
--------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
++U.S. Treasury Bill
  4.22%, 4/19/01                   Tsy            5,000        4,987
  4.87%, 6/21/01                   Tsy           20,000       19,810
--------------------------------------------------------------------
Group Total                                                   24,797
====================================================================
COMMERCIAL PAPER (20.0%)
Abbott Labs, Inc.
  4.91%, 4/26/01                                 49,700       49,530
  5.12%, 4/6/01                                  15,000       14,989

 10 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE
                                                 AMOUNT        VALUE
                                                  (000)    (000) (+)
--------------------------------------------------------------------
Abbey National NA
  5.23%, 5/2/01                              $   32,047   $   31,902
  5.47%, 4/26/01                                 50,000       49,809
American General Finance
  4.86%, 4/19/01                                 50,000       49,879
Banc One Corp.
  4.96%, 4/27/01                                 50,000       49,821
Bank of America Corp.
  4.76%, 8/10/01                                 35,000       34,394
  4.90%, 7/23/01                                 15,200       14,966
Barclays U.S. Funding Corp.
  4.93%, 4/23/01                                 50,000       49,849
BellSouth Telecommunications,
  Inc.
  4.78%, 5/29/01                                 20,000       19,846
  5.35%, 4/12/01                                 44,000       43,928
Campbell Soup Co.
  4.90%, 4/24/01                                 30,000       29,906
Canadian Imperial Holdings
  4.80%, 5/21/01                                 50,000       49,667
Cargill
  5.45%, 4/5/01                                  50,000       49,970
Eastern Kodak
  4.80%, 6/20/01                                  9,200        9,102
  5.48%, 4/20/01                                 45,000       44,870
Ford Motor Credit Corp.
  5.00%, 5/10/01                                 17,000       16,906
  5.45%, 4/11/01                                 50,000       49,917
General Electric Capital Corp.
  5.08%, 4/12/01                                 50,000       49,915
General Motors Acceptance Corp.
  5.23%, 5/10/01                                 30,000       29,826
General Re Corp.
  4.93%, 5/2/01                                  38,000       37,839
H. J. Heinz Co.
  4.92%, 5/17/01                                 25,000       24,839
International Lease Finance Corp.
  5.27%, 4/6/01                                  18,500       18,484
  5.30%, 4/27/01                                 98,000       97,624
Marsh & McClennan
  4.82%, 5/25/01                                 20,500       20,352
National Rural Utilities
  Cooperative Finance Corp.
  4.95%, 5/18/01                                 42,000       41,729
  5.13%, 4/27/01                                 48,700       48,513
Prudential Funding Corp.
  4.91%, 4/25/01                                 50,000       49,830
  4.92%, 4/20/01                                 44,300       44,179
Royal Bank of Canada
  4.79%, 5/18/01                                 25,200       25,039
SunTrust Banks, Inc.
  4.92%, 4/23/01                                 44,600       44,460
  5.18%, 4/6/01                                  26,900       26,877
Societe Generale
  4.71%, 6/14/01                                  7,000        6,931
Texaco, Inc.
  5.09%, 4/9/01                                  50,000       49,936
Toyota Motor Credit Corp.
  5.32%, 4/6/01                                  43,500       43,461
Wells Fargo
  5.10%, 4/20/01                                 43,700       43,576
  5.20%, 4/6/01                                  25,000       24,978
--------------------------------------------------------------------
Group Total                                                1,387,639
====================================================================

                                                   FACE
                                                 AMOUNT        VALUE
                                                  (000)    (000) (+)
--------------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
Chase Securities, Inc. 5.05%,
  dated 3/30/01 due 4/02/01 to be
  repurchased at $256,839
  collateralized by various U.S.
  Government Obligations due
  2/21/22-11/15/28, valued at
  $257,029                                   $  256,732   $  256,732
--------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
  (Cost $1,662,237)                           1,662,237    1,669,168
====================================================================
TOTAL INVESTMENTS (151.5%)
  (Cost $10,481,261)                                      10,496,915
====================================================================
OTHER ASSETS AND LIABILITIES (-51.5%)
Receivable for Forward
  Commitments                                                 36,733
Dividends Receivable                                           4,232
Interest Receivable                                           41,394
Receivable from Investment
  Advisor                                                        130
Receivable for Daily Variation on
  Futures Contracts                                              104
Unrealized Gain on Swap
  Agreements                                                  19,409
Other Assets                                                     520
Payable for Bank Overdraft                                   (58,144)
Payable for Forward Commitments                           (3,595,306)
Payable for Administrative Fees                                 (474)
Payable for Trustees' Deferred
  Compensation Plan-Note F                                      (440)
Payable for Swap Premium                                     (10,864)
Other Liabilities                                             (5,392)
                                                          ----------
                                                          (3,568,098)
--------------------------------------------------------------------
Net Assets (100%)                                         $6,928,817
====================================================================
INSTITUTIONAL CLASS
Net Assets Applicable to
  672,728,465 outstanding shares
  of beneficial interest
  (unlimited authorization, no
  par value)                                              $6,928,817
--------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $10.30
====================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                         $7,065,997
  Undistributed Net Investment
    Income (Loss)                                             25,739
  Undistributed Realized Net Gain
    (Loss)                                                  (201,305)
  Unrealized Appreciation
    (Depreciation) on:
    Investment Securities                                     15,654
    Futures and Swaps                                         22,732
--------------------------------------------------------------------
NET ASSETS                                                $6,928,817
====================================================================

    The accompanying notes are an integral part of the financial statements.  11

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Advisory Mortgage Portfolio

(sec.)  Restricted Security-Total market value of restricted securities owned at March 31, 2001 was $5,344,000 or 0.1%
        of net assets.
(+)     See Note A1 to Financial Statements.
*       144A security. Certain conditions for public sale may
        exist.
++      A portion of these securities was pledged to cover margin
        requirements for futures contracts.
+       Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate disclosed is as of
        March 31, 2001.
@       Value less than $500.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at March 31, 2001.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or Standard &
        Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A7 to
        Financial Statements.
YMA     Yield Maintenance Agreement

 12 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            FINANCIAL STATEMENTS
                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

                                                                                         ADVISORY
                                                                   ADVISORY               FOREIGN
                                                                   FOREIGN                 FIXED                  ADVISORY
                                                                 FIXED INCOME            INCOME II                MORTGAGE
                       (In Thousands)                             PORTFOLIO              PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                              $     -                $   -                    $  3,135
  Interest                                                                 2,442                  395                     219,927
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                           2,442                  395                     223,062
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Investment Advisory Services - Note B                       $ 176                   $ 28                 $ 12,890
  Less: Waived Fees                                            (176)           -       (28)         -       (12,890)            -
  Administrative Fee - Note C                                                 38                    6                       2,751
  Custodian Fee - Note E                                                       5                    1                         290
  Audit Fee                                                                   13                    5                          25
  Legal Fee                                                                    1                    -                          67
  Filing & Registration Fees                                                   8                    1                           2
  Other Expenses                                                               3                    1                         186
  Reimbursement of Expenses - Note B                                           -                   (3)                       (282)
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                            68                   11                       3,039
---------------------------------------------------------------------------------------------------------------------------------
Expense Offset - Note I                                                       (5)                   -                        (290)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                  63                   11                       2,749
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      2,379                  384                     220,313
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities                                                        -                    -                     282,636
  Foreign Currency Transactions                                              383                   37                           -
  Futures and Swaps                                                           95                   15                     (56,772)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                            478                   52                     225,864
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                   (4,157)                (740)                     30,193
  Foreign Currency Transactions                                             (687)                (254)                          -
  Futures and Swaps                                                          (25)                  (4)                    (27,595)
---------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation (Depreciation)                                    (4,869)                (998)                      2,598
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                           (4,391)                (946)                    228,462
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                             $(2,012)               $(562)                   $448,775
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  13

                                            MAS FUNDS

Statements of Changes in Net Assets
(Amounts for the six months ended March 31, 2001 are unaudited)

                                               ADVISORY FOREIGN              ADVISORY FOREIGN              ADVISORY MORTGAGE
                                            FIXED INCOME PORTFOLIO       FIXED INCOME II PORTFOLIO             PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS                      SIX MONTHS                   SIX MONTHS
                                           YEAR ENDED       ENDED       JUNE 20, 2000*      ENDED       YEAR ENDED       ENDED
                                          SEPTEMBER 30,   MARCH 31,    TO SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,
             (IN THOUSANDS)                   2000           2001            2000            2001          2000           2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                   $         608   $    2,379   $             24   $      384   $     551,764   $  220,313
  Realized Net Gain (Loss)                          750          478                 22           52        (141,321)     225,864
  Change in Unrealized Appreciation
    (Depreciation)                                 (676)      (4,869)               (16)        (998)         61,413        2,598
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       682       (2,012)                30         (562)        471,856      448,775
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: - NOTE A9
INSTITUTIONAL CLASS:
  Net Investment Income                          (1,223)      (1,976)                 -         (147)       (529,501)    (246,802)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
INSTITUTIONAL CLASS:
  Issued                                              -      218,649              1,776       36,469         963,599      446,313
  In Lieu of Cash Distributions                   1,105        1,744                  -           95         435,085      198,618
  Redeemed                                       (5,834)     (10,505)                 -         (471)     (2,785,437)    (937,257)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
    Share Transactions                           (4,729)     209,888              1,776       36,093      (1,386,753)    (292,326)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                      (5,270)     205,900              1,806       35,384      (1,444,398)     (90,353)
NET ASSETS:
  Beginning of Period                            14,322        9,052                  -        1,806       8,463,568    7,019,170
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                           $       9,052   $  214,952   $          1,806   $   37,190   $   7,019,170   $6,928,817
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income
    included in end of period net assets  $         997   $    1,400   $             46   $      283   $      52,228   $   25,739
---------------------------------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED
INSTITUTIONAL CLASS:
  Shares Issued                                       -       56,909                177        3,444          97,980       44,186
  In Lieu of Cash Distributions                     309          461                  -            9          44,414       19,687
  Shares Redeemed                                (1,588)      (2,714)                 -          (45)       (283,894)     (93,172)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Institutional Class Shares
    Outstanding                                  (1,279)      54,656                177        3,408        (141,500)     (29,299)
---------------------------------------------------------------------------------------------------------------------------------

* Commencement of Operations

 14 The accompanying notes are an integral part of the financial statements.

                                            ADVISORY FOREIGN FIXED INCOME
                                            PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                                               SIX MONTHS
                                                                                                                    ENDED
                                                                     YEAR ENDED SEPTEMBER 30,                   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            1996       1997+      1998+      1999+     2000+       2001+/++
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.80    $ 11.73    $ 10.32    $ 10.18    $ 3.85     $   3.71
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.68       0.58       0.48       0.19      0.18         0.10
  Net Realized and Unrealized Gain on Investments           1.02       0.80       0.48          -      0.03         0.06
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.70       1.38       0.96       0.19      0.21         0.16
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                    (0.66)     (1.88)     (1.10)     (5.52)    (0.35)       (0.11)
  Realized Net Gain                                        (0.11)     (0.88)         -      (1.00)        -            -
  In Excess of Realized Net Gain                               -      (0.03)         -          -         -            -
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (0.77)     (2.79)     (1.10)     (6.52)    (0.35)       (0.11)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $  11.73    $ 10.32    $ 10.18    $  3.85    $ 3.71     $   3.76
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               16.47%     14.08%     10.19%      2.87%     5.86%        4.25%
=========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)                 $236,092    $93,939    $17,683    $14,322    $9,052     $214,952
  Ratio of Expenses to Average Net Assets(1)                0.12%      0.14%      0.12%      0.15%     0.16%        0.14%*
  Ratio of Net Investment Income to Average Net Assets      6.06%      5.68%      4.84%      4.24%     4.87%        5.05%*
  Portfolio Turnover Rate                                    170%       208%       318%         0%        0%           0%
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/
      Waiver                                                0.38%      0.38%      0.38%      0.39%     0.57%        0.37%*
    Ratio Including Expense Offsets                         0.12%      0.14%      0.12%      0.14%     0.15%        0.13%*
-------------------------------------------------------------------------------------------------------------------------

*  Annualized
+  Per share amounts are based on average shares outstanding.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

    The accompanying notes are an integral part of the financial statements.  15

                                            ADVISORY FOREIGN FIXED INCOME II
                                            PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                                      SIX MONTHS
                                                                JUNE 20, 2000** TO         ENDED
                                                                     SEPTEMBER 30,     MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                               2000+      2001+/++
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $            10.00    $    10.18
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                       0.14          0.27
  Net Realized and Unrealized Gain on Investments                             0.04          0.11
------------------------------------------------------------------------------------------------
    Total from Investment Operations                                          0.18          0.38
------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                          -         (0.19)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $            10.18    $    10.37
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  1.80%         3.77%
================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)                         $            1,806    $   37,190
  Ratio of Expenses to Average Net Assets(1)                                  0.15%*        0.15%*
  Ratio of Net Investment Income to Average Net Assets                        5.09%*        5.13%*
  Portfolio Turnover Rate                                                        0%            0%
------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                    3.02%*        0.41%*
    Ratio Including Expense Offsets                                           0.15%*        0.15%*
------------------------------------------------------------------------------------------------

*  Annualized
**  Commencement of Operations
+  Per share amounts are based on average shares outstanding.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

 16 The accompanying notes are an integral part of the financial statements.

                                            ADVISORY MORTGAGE PORTFOLIO

Financial Highlights
(Amounts for the six months ended March 31, 2001 are unaudited)

                                                                            INSTITUTIONAL CLASS
                                                ---------------------------------------------------------------------------
                                                                                                                 SIX MONTHS
                                                                                                                      ENDED
                                                                   YEAR ENDED SEPTEMBER 30,                       MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     1996         1997         1998         1999         2000            2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    10.41   $    10.29   $    10.59   $    10.86   $    10.03   $    10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.72         0.75         0.69         0.66         0.72         0.33
Net Realized and Unrealized Gain (Loss) on
  Investments                                        (0.06)        0.34         0.36        (0.69)       (0.08)        0.33
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  0.66         1.09         1.05        (0.03)        0.64         0.66
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                              (0.72)       (0.71)       (0.67)       (0.58)       (0.67)       (0.36)
  Realized Net Gain                                  (0.03)       (0.08)       (0.11)           -            -            -
  In Excess of Realized Net Gain                     (0.03)           -            -        (0.22)           -            -
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (0.78)       (0.79)       (0.78)       (0.80)       (0.67)       (0.36)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    10.29   $    10.59   $    10.86   $    10.03   $    10.00   $    10.30
-----------------------------------------------------------------------
TOTAL RETURN                                          6.56%       11.03%       10.36%       (0.32)%       6.76%        6.76%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)           $1,974,592   $3,071,427   $6,396,764   $8,463,568   $7,019,170   $6,928,817
Ratio of Expenses to Average Net Assets(1)            0.09%        0.09%        0.09%        0.09%        0.09%        0.09%*
Ratio of Net Investment Income to Average Net
  Assets                                              7.17%        7.55%        6.83%        6.62%        7.19%        6.39%*
Portfolio Turnover Rate                                139%         144%         126%          94%          49%          75%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
    Reimbursement/Waiver                              0.39%        0.40%        0.40%        0.39%        0.38%        0.38%*
  Ratio Including Expense Offsets                     0.08%        0.08%        0.08%        0.08%        0.08%        0.08%*
---------------------------------------------------------------------------------------------------------------------------

* Annualized

    The accompanying notes are an integral part of the financial statements.  17

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2001, the Fund was comprised of twenty-five active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices on those exchanges. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are, maturing 60 days or less, valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

 2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. The following summarizes interest rate swaps entered into by the Portfolios:

         Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are
 18

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

    accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

 6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reached certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2001, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolio's net assets included foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision,

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

    relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

 9. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Company ("JPMIS") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. J.P. Morgan Chase & Company serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an interested person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also as defined under the Investment Company Act of 1940, as amended, affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 2001 by the Portfolios were $49,000.

Expenses for the six months ended March 31, 2001 include legal fees paid to Morgan, Lewis & Bockius, LLP.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

                                                    (000)
                                           ------------------------
  PORTFOLIO                                 PURCHASES         SALES
  -----------------------------------------------------------------
  Advisory Foreign Fixed Income            $  208,320    $        -
  -----------------------------------------------------------------
  Advisory Foreign Fixed Income II             32,913             -
  -----------------------------------------------------------------
  Advisory Mortgage                         6,588,731     6,930,293
  -----------------------------------------------------------------

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

 2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 2001, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                (000)
                         ---------------------------------------------------
  PORTFOLIO                 COST       APPRECIATION   DEPRECIATION     NET
  --------------------------------------------------------------------------
  Advisory Foreign
   Fixed Income          $   215,016     $     5        $ (5,354)    $(5,349)
  Advisory Foreign
   Fixed Income II            37,294           1            (802)       (801)
  Advisory Mortgage       10,481,261      83,340         (67,686)     15,654

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 2001, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                                                NET
                             CURRENCY      IN                                UNREALIZED
                                TO      EXCHANGE                            APPRECIATION
                             DELIVER      FOR      SETTLEMENT    VALUE     (DEPRECIATION)
  PORTFOLIO                   (000)      (000)        DATE       (000)         (000)
  ---------------------------------------------------------------------------------------
  Advisory Foreign Fixed
   Income
  Purchases:                 EUR3,284   US$3,660     6/5/01     US$3,220       US$(64)
                                                                            ---------
  Advisory Foreign Fixed
   Income II
  Purchases:                 EUR3,705   US$4,130     6/5/01        3,633          (72)
                                                                            ---------

 ----------------
 EUR - Euro
 US$ - U.S. Dollar

4. FUTURES CONTRACTS: At March 31, 2001, the Portfolios had the following futures contracts open:

                                                                              UNREALIZED
                                      NUMBER      AGGREGATE                  APPRECIATION
                                        OF        FACE VALUE    EXPIRATION  (DEPRECIATION)
  PORTFOLIO                          CONTRACTS      (000)          DATE         (000)
  ----------------------------------------------------------------------------------------
  PURCHASES:
   ADVISORY MORTGAGE
     U.S. Treasury
      10 yr. Note                        9,865   US$1,047,694      June-01    US$ 15,612
  SALES:
   ADVISORY MORTGAGE
     U.S. Treasury
      5 yr. Note                        11,990      1,265,132      June-01       (12,304)
     U.S. Treasury
      Long Bond                            244         25,422      June-01            15
                                                                              ----------
                                                                              US$(12,289)
                                                                              ----------

 ----------------
 US$ - U.S. Dollar

5. SWAP AGREEMENTS: At March 31, 2001, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                               UNREALIZED
   NOTIONAL                                   APPRECIATION
   AMOUNT                                    (DEPRECIATION)
   (000)               DESCRIPTION               (000)
   --------------------------------------------------------
   ADVISORY
   MORTGAGE
   $111,685   Agreement with Bank of
              America terminating May 15,
              2001 to pay 3 month LIBOR
              quarterly and to receive
              fixed rate at 5.013%
              semiannually                        $ 2,715
     60,500   Agreement with Bank of
              America terminating August
              15, 2001 to pay 3 month LIBOR
              quarterly and to receive
              fixed rate at 4.235%
              semiannually                           (133)
     65,000   Agreement with C.S. First
              Boston terminating August 31,
              2001 to pay 3 month LIBOR
              quarterly and to receive
              fixed rate at 4.695%
              semiannually                          1,109
    129,200   Agreement with Deutsche Bank
              terminating May 18, 2001 to
              pay 3 month LIBOR quarterly
              and to receive fixed rate at
              5.58% semiannually                    2,319
     64,600   Agreement with Deutsche Bank
              terminating April 18, 2001 to
              pay 3 month LIBOR quarterly
              and to receive fixed rate at
              5.65% semiannually                    1,160
   $103,500   Agreement with Merrill Lynch
              terminating June 30, 2001 to
              pay 3 month LIBOR quarterly
              and to receive fixed rate at
              0.00% semiannually                  $   747
     90,000   Agreement with Salomon
              Brothers terminating February
              10, 2030 to pay 3 month LIBOR
              quarterly and to receive
              fixed rate at 7.26%
              semiannually                         11,492
   --------------------------------------------------------
                                                  $19,409
   ========================================================

   ------------------
   LIBOR - London Interbank Offer Rate

                                            MAS FUNDS

Notes to Financial Statements (unaudited)

H. CAPITAL LOSS CARRY FORWARD. At March 31, 2001, the Advisory Mortgage Portfolio had $307,517,000 available for Federal income tax purposes unused capital losses, all of which will expire on September 30, 2008.

I. EXPENSE OFFSETS. The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested balance were used to offset a portion of each applicable portfolio's expenses. For the period, expense offsets appearing in the Statement of Operations include custodian balance credits of $5,000 and $178,000 for the Advisory Foreign Income and Advisory Mortgage Portfolios.

J. OTHER. At March 31, 2001, the Advisory Foreign Fixed Income II Portfolio had 3 unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 31%.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

MAS Funds Trustees & Officers

The following is a list of the Trustees & the principal officers of the Fund & a brief statement of their present positions & principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Miller Anderson & Sherrerd, LP; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager & Head of the Fixed Income Investment Team, Miller Anderson & Sherrerd, LP.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, & formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation & Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal & General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director & Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director & Chairman, CitiFunds, CitiSelect Folios & related portfolios; formerly Senior Vice President & Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund & the Landmark Funds; Director, Ministers & Missionaries Benefit Board of American Baptist Churches.

JAMES H. SCOTT, CFA*
Trustee; Principal & Equity Product Specialist, Miller Anderson & Sherrerd, LP; Director, Aid Association for Lutherans; Treasurer -- Board of Directors, Lutheran Theological Seminary at Philadelphia; Member, Engineering Foundation Advisory Council, University of Texas at Austin; formerly, Trustee, New England Funds.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal & Head of Mutual Fund Services, Miller Anderson & Sherrerd, LP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President & Treasurer, MAS Funds; Principal & Head of Fund Administration, Miller Anderson & Sherrerd, LP; formerly Manager, Internal Accounting & then Vice President & Director of Investment Accounting, PFPC, Inc.

RICHARD J. SHOCH
Secretary, MAS Funds; Vice President & Fund Administration Manager, Miller Anderson & Sherrerd, LP; Fund Compliance Officer, Miller, Anderson & Sherrerd, LP; formerly Fund Legal Administrator & then Counsel, Vice President & Assistant Secretary, SEI Corporation.

* Trustees Bennett & Scott are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

This report must be preceded or accompanied by a prospectus.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

Date of first use June 1, 2001.

                      Morgan Stanley Investment Management
                         Miller Anderson & Sherrerd, LP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
         Investment Adviser: (610) 940-5000 - MAS Funds: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                                  931-advis-0501